8. Share-based payments (Details 10) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Number of Shares
Outstanding, Beginning	34,045,467	20,726,707	19,114,765
Stock options granted	5,500,000	14,392,309	10,466,539
Stock options forfeited	(3,729,164)	(1,073,549)
Outstanding, Ending	35,816,303	34,045,467	20,726,707	19,114,765
Exercisable, Ending	35,816,303	34,045,467
Weighted Average Exercise Price per Share
Outstanding, Beginning	$ 0.30	$ 0.49	$ 0.56
Stock options granted	0.07	0.12	0.35
Stock options forfeited	0.57	0.6
Outstanding, Ending	0.23	0.30	$ 0.49	$ 0.56
Exercisable, Ending	$ 0.23	$ 0.3
Weighted-average Remaining Life (Years)
Outstanding	2 years 2 months 12 days	2 years 3 months 18 days
Exercisable	2 years 2 months 12 days	2 years 3 months 18 days
Aggregate Intrinsic Value
Outstanding, Ending	$ 222,496	$ 345,591
Exercisable, Ending	$ 222,496	$ 345,591
Employee Stock Options Fully Vested [Member]
Number of Shares
Outstanding, Beginning		5,000,000	5,000,000
Stock options granted				5,000,000
Outstanding, Ending			5,000,000	5,000,000
Weighted Average Exercise Price per Share
Outstanding, Beginning		$ 2.00	$ 2.00
Stock options granted				$ 2.00
Outstanding, Ending			$ 2.00	$ 2.00
Employee Stock Optionn Fully Vested [Member]
Number of Shares
Outstanding, Beginning	4,000,000	5,000,000
Stock options granted
Stock options forfeited		(1,000,000)
Outstanding, Ending		4,000,000	5,000,000
Exercisable, Ending		4,000,000
Weighted Average Exercise Price per Share
Outstanding, Beginning	$ 2.00	$ 2.00
Stock options forfeited		2.00
Outstanding, Ending		2.00	$ 2.00
Exercisable, Ending		$ 2.00
Aggregate Intrinsic Value
Outstanding, Ending
Exercisable, Ending